ALLOWANCE FOR CREDIT LOSSES (Tables)	12 Months Ended
Dec. 31, 2015
Loans and Leases Receivable, Allowance [Abstract]
Allowance for credit losses

In millions of dollars	2015	2014	2013
Allowance for loan losses at beginning of period	$15,994	$19,648	$25,455
Gross credit losses	(9,041)	(11,108)	(12,769)
Gross recoveries(1)	1,739	2,135	2,306
Net credit losses (NCLs)	$(7,302)	$(8,973)	$(10,463)
NCLs	$7,302	$8,973	$10,463
Net reserve builds (releases)	139	(1,879)	(1,961)
Net specific reserve releases	(333)	(266)	(898)
Total provision for loan losses	$7,108	$6,828	$7,604
Other, net(2)(3)	(3,174)	(1,509)	(2,948)
Allowance for loan losses at end of period	$12,626	$15,994	$19,648
Allowance for credit losses on unfunded lending commitments at beginning of period	$1,063	$1,229	$1,119
Provision (release) for unfunded lending commitments	74	(162)	80
Other, net(3)	265	(4)	30
Allowance for credit losses on unfunded lending commitments at end of period(4)	$1,402	$1,063	$1,229
Total allowance for loans, leases, and unfunded lending commitments	$14,028	$17,057	$20,877

(1)	Recoveries have been reduced by certain collection costs that are incurred only if collection efforts are successful.

(2)
2015 includes reductions of approximately $2.4 billion related to the sale or transfer to held-for-sale (HFS) of various loan portfolios, including approximately $1.5 billion related to the transfer of various real estate loan portfolios to HFS. Additionally, 2015 includes a reduction of approximately $474 million related to FX translation. 2014 includes reductions of approximately $1.1 billion related to the sale or transfer to HFS of various loan portfolios, including approximately $411 million related to the transfer of various real estate loan portfolios to HFS, approximately $204 million related to the transfer to HFS of a business in Greece, approximately $177 million related to the transfer to HFS of a business in Spain, approximately $29 million related to the transfer to HFS of a business in Honduras, and approximately $108 million related to the transfer to HFS of various EMEA loan portfolios. Additionally, 2014 includes a reduction of approximately $463 million related to FX translation. 2013 includes reductions of approximately $2.4 billion related to the sale or transfer to HFS of various loan portfolios, including approximately $360 million related to the sale of Credicard and approximately $255 million related to a transfer to HFS of a loan portfolio in Greece, approximately $230 million related to a non-provision transfer of reserves associated with deferred interest to other assets which includes deferred interest and approximately $220 million related to FX translation.

(3)
2015 includes a reclassification of $271 million of Allowance for Loan Losses to Allowance for Unfunded Lending Commitments, included in Other, net. This reclassification reflects the re-attribution of $271 million in Allowances for Credit Losses between the funded and unfunded portions of the corporate credit portfolios and does not reflect a change in the underlying credit performance of these portfolios.

(4)	Represents additional credit loss reserves for unfunded lending commitments and letters of credit recorded in Other liabilities on the Consolidated Balance Sheet.

Schedule of allowance for credit losses and investment in loans by portfolio segment
Allowance for Credit Losses and Investment in Loans at December 31, 2015

In millions of dollars	Corporate	Consumer	Total
Allowance for loan losses at beginning of period	$2,447	$13,547	$15,994
Charge-offs	(349)	(8,692)	(9,041)
Recoveries	105	1,634	1,739
Replenishment of net charge-offs	244	7,058	7,302
Net reserve builds (releases)	550	(411)	139
Net specific reserve builds (releases)	86	(419)	(333)
Other	(292)	(2,882)	(3,174)
Ending balance	$2,791	$9,835	$12,626
Allowance for loan losses
Determined in accordance with ASC 450	$2,408	$7,776	$10,184
Determined in accordance with ASC 310-10-35	380	2,046	2,426
Determined in accordance with ASC 310-30	3	13	16
Total allowance for loan losses	$2,791	$9,835	$12,626
Loans, net of unearned income
Loans collectively evaluated for impairment in accordance with ASC 450	$285,053	$315,316	$600,369
Loans individually evaluated for impairment in accordance with ASC 310-10-35	1,803	10,190	11,993
Loans acquired with deteriorated credit quality in accordance with ASC 310-30	5	245	250
Loans held at fair value	4,971	34	5,005
Total loans, net of unearned income	$291,832	$325,785	$617,617

Allowance for Credit Losses and Investment in Loans at December 31, 2014

In millions of dollars	Corporate	Consumer	Total
Allowance for loan losses at beginning of period	$2,674	$16,974	$19,648
Charge-offs	(458)	(10,650)	(11,108)
Recoveries	160	1,975	2,135
Replenishment of net charge-offs	298	8,675	8,973
Net reserve releases	(145)	(1,734)	(1,879)
Net specific reserve releases	(20)	(246)	(266)
Other	(62)	(1,447)	(1,509)
Ending balance	$2,447	$13,547	$15,994
Allowance for loan losses
Determined in accordance with ASC 450	$2,162	$9,621	$11,783
Determined in accordance with ASC 310-10-35	241	3,911	4,152
Determined in accordance with ASC 310-30	44	15	59
Total allowance for loan losses	$2,447	$13,547	$15,994
Loans, net of unearned income
Loans collectively evaluated for impairment in accordance with ASC 450	$271,284	$346,184	$617,468
Loans individually evaluated for impairment in accordance with ASC 310-10-35	1,499	19,346	20,845
Loans acquired with deteriorated credit quality in accordance with ASC 310-30	51	370	421
Loans held at fair value	5,858	43	5,901
Total loans, net of unearned income	$278,692	$365,943	$644,635

Allowance for Credit Losses at December 31, 2013

In millions of dollars	Corporate	Consumer	Total
Allowance for loan losses at beginning of period	$2,870	$22,585	$25,455
Charge-offs	(445)	(12,324)	(12,769)
Recoveries	225	2,081	2,306
Replenishment of net charge-offs	220	10,243	10,463
Net reserve releases	(202)	(1,759)	(1,961)
Net specific reserve releases	(1)	(897)	(898)
Other	7	(2,955)	(2,948)
Ending balance	$2,674	$16,974	$19,648